Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details 1) (USD $)	3 Months Ended		12 Months Ended		8 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Senior Notes [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Original valuation, Convertible Note	$ 2,725,000				$ 9,000,000
Installment Payment in Shares, Convertible Note	(2,335,000)		(5,621,411)		(6,275,000)
Amortization of debt discount, Convertible Note					0
Ending Balance, Convertible Debt	390,000		2,725,000		2,725,000
Original valuation, Debt Discount	(678,052)				(4,450,000)
Installment Payment in Shares, Debt Discount	0				0
Amortization of Debt Discount, Debt Discount	742,404	0	3,771,948	0	3,771,948
Ending Balance, Debt discount	0		(678,052)		(678,052)
Original valuation, Net	2,046,948	0	0		4,550,000
Installment Payment in Shares, Net	(2,335,000)				(6,275,000)
Amortization of debt discount, Net	678,052				3,771,948
Ending balance -Net	$ 390,000		$ 2,046,948	$ 0	$ 2,046,948